CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($)	Total	Common Stock [Member]	Preferred Stock [Member]	Seria B Preferred Convertible [Member]	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss (Income)
Balance, shares at Oct. 31, 2019		51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2019	$ 580,314	$ 51,577	$ 5	$ 193,661	$ 6,192,476	$ (5,922,877)	$ 65,472
Reclassification of preferred shares				$ (193,467)	193,467
Stock option expense	209,437				209,437
Change due to currency translation	(9,042)						(9,042)
Net loss	(311,333)					(311,333)
Balance, shares at Oct. 31, 2020		51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2020	469,376	$ 51,577	$ 5	$ 194	6,595,380	(6,234,210)	56,430
Balance, shares at Oct. 31, 2019		51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2019	580,314	$ 51,577	$ 5	$ 193,661	6,192,476	(5,922,877)	65,472
Balance, shares at Oct. 31, 2021		51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2021	452,567	$ 51,577	$ 5	$ 194	6,790,306	(6,470,423)	80,908
Balance, shares at Oct. 31, 2020		51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2020	469,376	$ 51,577	$ 5	$ 194	6,595,380	(6,234,210)	56,430
Net loss	(163,588)					(163,588)
Stock option expenses	194,926				194,926
Change due to currency exchange	24,478						24,478
Dividends accrued on Series B preferred shares	(72,625)					(72,625)
Balance, shares at Oct. 31, 2021		51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2021	$ 452,567	$ 51,577	$ 5	$ 194	$ 6,790,306	$ (6,470,423)	$ 80,908